Investments - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 05, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transactions Between Related Parties [Line Items]
Other comprehensive income (loss)		$ (13,875)	$ 33,353
Indiva
Disclosure Of Transactions Between Related Parties [Line Items]
Principal balance for investment in debt instrument		$ 17,800
Maturity date of investments		Feb. 24, 2026
Transaction date of investments		Nov. 04, 2024
Franchise Partners
Disclosure Of Transactions Between Related Parties [Line Items]
Principal balance for investment in debt instrument		$ 800
Franchise Partners | Bottom Of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of revolving overdraft annual prime rate		7.50%
Maturity period of investments		2026-06
Franchise Partners | Top Of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of revolving overdraft annual prime rate		14.00%
Maturity period of investments		2030-06
DELTA 9
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase price	$ 28,100
Percentage of commercial mortage annual interest rate	4.55%
Percentage of revolving overdraft annual prime rate	2.45%
Period of commercial mortgage	5 years
Amortization period	12 years
Financial assets at fair value through other comprehensive income, category
Disclosure Of Transactions Between Related Parties [Line Items]
Other comprehensive income (loss)		$ 6,300	1,900
Investment acquired in common shares		15,900	6,200
Share market investment			$ 8,100
Proceeds of investments common shares		18,100
Disposal of investments		11,800
Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure Of Transactions Between Related Parties [Line Items]
Other comprehensive income (loss)		1,000
Share market investment		$ 11,200